Interest Charges and Related Fees - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee income and expense [abstract]
Interest charges accrued on financial assets and liabilities	€ 298	€ 143	€ 162